Financial Instruments - Derivative Financial Instruments and Hedging Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, net liability position, aggregate fair value		$ 336
Collateral already posted, aggregate fair value		346
Cash collateral received		226
Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	(591)	$ (483)
Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	(93)	(107)
Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	520	(452)
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency short-term borrowings [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	(26)
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency short-term borrowings [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	0	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency short-term borrowings [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency long-term debt [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2],[4]	(580)	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency long-term debt [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	0	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency long-term debt [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2],[4]	0	0
All other, net [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	2	1
All other, net [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	0	0
All other, net [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	1	(1)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2],[5]	(12)	(444)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[5]	(6)	(4)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2],[5]	520	(451)
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	(19)	(4)
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	(60)	(181)
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts, hedged item gain (loss) [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	60	181
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts, hedged item gain (loss) [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	19	4
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	(15)
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	0	1
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	0
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	(87)	(105)
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	$ 0	$ 0

[1]	For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments, net.
[2]	OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. COS = Cost of Sales, included in Cost of Sales in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.
[3]	There was no significant ineffectiveness for any period presented.
[4]	Long-term debt includes foreign currency long-term borrowings with carrying values of $4.8 billion as of December 31, 2017, which are used as hedging instruments.
[5]	Based on year-end foreign exchange rates that are subject to change, we expect to reclassify a pre-tax loss of $72 million within the next 12 months into Cost of sales. The maximum length of time over which we are hedging future foreign exchange cash flow relates to our $1.9 billion U.K. pound debt maturing in 2043.